--------------------------------------------------------------------------------
NEW JERSEY
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================






Dear Shareholder:


We are pleased to present the semi-annual report of New Jersey Daily Municipal Income Fund, Inc. for the period November 1, 1999 through April 30, 2000.

The Fund had net assets of $146,604,580 and 577 active shareholders as of April 30, 2000.

We thank you for your support and look forward to continuing to serve your cash management needs.

Sincerely,



\s\Steven W. Duff



Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Other Tax Exempt Investments (c) (20.06%)
------------------------------------------------------------------------------------------------------------------------------------
$   995,000   Borough of Rumson, NJ BAN - Series 1999C                          05/31/00      3.16%   $   995,237
  1,900,000   Borough of Waldwick, Bergen County, NJ BAN                        06/01/00      3.24      1,900,196
  2,342,000   City of Hackensack, Bergen County, NJ                             12/15/00      3.89      2,346,202
  2,895,000   City of Linden, NJ BAN - Series 1999                              06/14/00      3.25      2,896,515
  1,909,950   Elmwood Park, NJ BAN                                              06/14/00      3.20      1,910,505
  2,780,000   Township of Hope, NJ
              Board of Education Temporary School Notes                         04/13/01      4.24      2,791,391
  2,868,350   Township of Aberdeen, Monmouth County, NJ BAN                     08/18/00      3.59      2,873,292
  1,597,000   Township of Chester, NJ BAN                                       10/20/00      3.69      1,600,612
  1,195,000   Township of Cranbury, NJ                                          03/07/01      4.19      1,199,861
  1,590,000   Township of East Amwell, Hunterdon County, NJ BAN                 08/19/00      3.59      1,592,189
  1,794,985   Township of Maplewood, NJ BAN                                     07/27/00      3.44      1,798,074
  1,000,000   Township of Plainsboro, Middlesex County, NJ                      11/09/00      3.79      1,000,252
  6,500,000   Township of West Deptford, NJ BAN                                 07/18/00      4.16      6,503,399
-----------                                                                                           -----------
 29,367,285   Total Other Tax Exempt Investments                                                       29,407,725
-----------                                                                                           -----------
Other Variable Rate Demand Instruments (b) (58.55%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,900,000   Camden County, NJ Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 1996
              LOC General Electric Capital Corporation                          07/01/26      5.00%   $ 4,900,000             A1
  2,000,000   Commonwealth of Puerto Rico                                       07/30/00      6.10      2,000,000   VMIG-1
  4,540,000   Clipper, NJ Tax-Exempt Certificate, - Series 1999                 12/28/04      4.89      4,540,000   VMIG-1
  7,995,000   Hudson County, NJ Improvement Authority
              (Hudson County Lease Project)
              Insured by FGIC                                                   10/01/24      4.98      7,995,000             A1
  6,300,000   New Jersey EDA Dock Facility Refunding RB
              (Bayonne/IMTT-Bayonne Project) - Series 1993C
              LOC Bank One                                                      12/01/27      5.80      6,300,000   VMIG-1
  5,000,000   New Jersey EDA Dock Facility Refunding RB
              (Bayonne/IMTT-Bayonne Project)
              LOC Rabobank Nederland                                            12/01/27      5.75      5,000,000   VMIG-1
  1,670,000   New Jersey EDA Economic Growth Bonds - Series 1994A
              LOC National Westminster Bank PLC                                 08/01/14      5.25      1,670,000             A1
  2,700,000   New Jersey EDA IDRB (Kooltronic Incorporated Project) (c)
              LOC First Union National Bank                                     12/01/08      5.10      2,700,000
    100,000   New Jersey EDA Manufacturing Facility RB
              (Commerce Center Project)
              LOC PNC Bank, N.A.                                                08/01/17      4.90        100,000             A1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,500,000   New Jersey EDA Mount Olive Industrial Economic Development RB
              LOC Bank of New York                                              12/01/07      6.05%   $ 4,500,000             A1+
    985,000   New Jersey EDA Refunding RB (Ninette Group, L.P. Project) (c)
              LOC First Union National Bank                                     08/01/11      5.10        985,000
  1,000,000   New Jersey EDA Refunding RB (Union County Genlyte Project)
              LOC Bank of America                                               10/15/09      4.95      1,000,000     P1
  2,000,000   New Jersey EDA School RB (Peddie School)                          02/01/19      4.90      2,000,000             A1
    900,000   New Jersey EDA School RB (Peddie School)                          02/01/26      4.90        900,000             A1
  1,000,000   New Jersey EDA Sewage Facility RB (c)
              LOC PNC Bank, N.A.                                                07/01/01      5.10      1,000,000
  4,900,000   New Jersey EDA (Stolthaven Project) - Series A
              LOC Citibank N.A.                                                 01/15/18      6.00      4,900,000     P1      A1+
  2,500,000   New Jersey EDA Thermal Energy Facility RB
              LOC Bank One                                                      12/01/09      5.10      2,500,000   VMIG-1
  5,500,000   New Jersey EDA (United Water Project) - Series 1996A
              Insured by AMBAC Indemnity Corp.                                  11/01/26      5.95      5,500,000   VMIG-1    A1+
  1,000,000   New Jersey Health Care Facility Financing Authority
              (Atlantic City Medical Center)
              LOC PNC Bank, N.A.                                                07/01/28      4.80      1,000,000   VMIG-1
  2,950,000   New Jersey State EDA (Campus 130 Association) (c)
              LOC The Bank of New York                                          12/01/11      5.15      2,950,000
  2,600,000   New Jersey State EDA El Dorado Terminal
              (Dow Chemical Company) - Series - A (c)                           12/01/21      6.00      2,600,000
  1,791,500   New Jersey State EDA RB (Hartz & Rex Associates) (c)
              LOC Citibank N.A.                                                 01/01/12      5.22      1,791,500
  1,400,000   New Jersey Turnpike RB - Series 1991D
              Insured by FGIC                                                   01/01/18      5.00      1,400,000   VMIG-1    A1+
  8,500,000   New Jersey State Transportation Trust Fund
              Insured by FSA                                                    06/15/16      5.03      8,500,000             A1+
  1,800,000   Port Authority of New York & New Jersey
              Versatile Structured Obligation RB - Series 3                     06/01/20      6.00      1,800,000   VMIG-1    A1+
  1,800,000   Port Authority of New York & New Jersey
              Versatile Structured Obligation RB                                05/01/19      6.00      1,800,000   VMIG-1    A1+
  3,100,000   Port Authority of New York & New Jersey
              Versatile Structured Obligation RB                                04/01/24      6.10      3,100,000   VMIG-1    A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                         Maturity                Value              Standard
   Amount                                                                          Date      Yield    (Note 1)     Moody's  & Poor's
   ------                                                                          ----      -----     ------      -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    100,000  Port Authority of New York & New Jersey
              Versatile Structured Obligation RB                                 08/01/24    6.00%   $    100,000   VMIG-1    A1+
   1,300,000  Port Authority of New York & New Jersey
              Versatile Structured Obligation RB - Series 6                      12/01/17    6.10       1,300,000   VMIG-1    A1+
   1,000,000  Somerset, NJ Industrial Pollution Control Authority
              (Minnesota Mining Co.)                                             08/01/22    4.20       1,000,000             A1+
------------                                                                                         ------------
  85,831,500  Total Other Variable Rate Demand Instruments                                             85,831,500
------------                                                                                         ------------
Put Bond (d) (1.70%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,500,000  Puerto Rico Industrial Medical & Environmental PCFA RB
              (Reynolds Metals Corporation)
              LOC ABN AMRO Bank N.V.                                             09/01/00    3.50%   $  2,500,000   VMIG-1    A1+
------------                                                                                         ------------
   2,500,000  Total Put Bond                                                                            2,500,000
------------                                                                                         ------------
Tax Exempt Commercial Paper (17.94%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,500,000  New Jersey Educational Facilities Authority (Princeton University) 05/16/00    3.60%   $  3,500,000     P1      A1+
   6,800,000  New Jersey Exempt Facilities EDA RB (Logan 1992 Project)
              LOC Union Bank of Switzerland                                      06/02/00    3.75       6,800,000   VMIG-1    A1+
   5,000,000  New Jersey EDA Exempt Facility Bond (Chambers Co-Generation)
              LOC Dexia CLF                                                      06/02/00    3.80       5,000,000   VMIG-1    A1+
   4,000,000  New Jersey PCFA (Philadelphia Electric Co.) - Series 1993
              LOC Toronto Dominion Bank                                          05/01/00    3.75       4,000,000   VMIG-1    A1
   5,000,000  New Jersey State TRAN - Series 2000                                06/15/00    3.95       5,000,000     P1      A1+
   2,000,000  New Jersey State TRAN - Series 2000                                06/15/00    4.00       2,000,000     P1      A1+
------------                                                                                         ------------
  26,300,000  Total Tax Exempt Commercial Paper                                                        26,300,000
------------                                                                                         ------------
              Total Investments (98.25%) (Cost $144,039,225+)                                       $ 144,039,225
              Cash and Other Assets in Excess of Liabilities (1.75%)                                    2,565,355
                                                                                                     ------------
              Net Assets (100.00%)                                                                  $ 146,604,580
                                                                                                     ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares,     87,985,622 shares outstanding (Note 3)                            $        1.00
                                                                                                     ============
              Class B Shares,      9,192,724 shares outstanding (Note 3)                            $        1.00
                                                                                                     ============
              Chase Vista Shares, 49,442,359 shares outstanding (Note 3)                            $        1.00
                                                                                                     ============


              +   Aggregate cost for federal income tax purposes is identical.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================






FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.



KEY:

     BAN      =   Bond Anticipation Note                          LOC      =    Letter of Credit

     EDA      =   Economic Development Authority                  PCFA     =    Pollution Control Finance Authority

     FGIC     =   Financial Guaranty Insurance Company            RB       =    Revenue Bond

     FSA      =   Financial Security Assurance Company            TRAN     =    Tax Revenue Anticipation Note

     IDRB     =   Industrial Development Revenue Bond













--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2000
(UNAUDITED)
================================================================================






INVESTMENT INCOME

Income:

    Interest................................................................................  $   2,694,498
                                                                                               ------------

Expenses: (Note 2)

    Investment management fee...............................................................        228,559

    Administration fee......................................................................        159,991

    Shareholder servicing fee (Class A).....................................................         97,612

    Shareholder servicing fee (Chase Vista shares)..........................................         46,684

    Custodian fee...........................................................................          6,125

    Shareholder servicing and related shareholder expenses..................................         43,380

    Legal, compliance and filing fees.......................................................         36,914

    Audit and accounting....................................................................         44,731

    Directors' fees.........................................................................          3,100

    Other...................................................................................          1,303
                                                                                               ------------

      Total expenses........................................................................        668,399

      Expenses paid indirectly..............................................................  (       5,246)
                                                                                               ------------

      Net expenses..........................................................................        663,153
                                                                                               ------------

Net investment income.......................................................................      2,031,345



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.....................................................  (          84)
                                                                                               ------------

Increase in net assets from operations......................................................  $   2,031,261
                                                                                               ============




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                       Six Months
                                                                          Ended                    Year
                                                                     April 30, 2000                Ended
                                                                       (Unaudited)            October 31,1999
                                                                        ---------             ---------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income.........................................   $     2,031,345         $     3,710,278
   Net realized gain (loss) on investments.......................   (            84)               -0-
                                                                     --------------         ---------------
   Increase in net assets from operations........................         2,031,261               3,710,278
Dividends to shareholders from net investment income:
       Class A...................................................   (     1,294,438)*       (     3,328,995)*
       Class B...................................................   (       116,320)*       (        84,473)*
       Chase Vista shares........................................   (       620,587)*       (       296,810)*
Capital share transactions (Note 3):
       Class A...................................................   (    13,740,102)        (    64,524,410)
       Class B...................................................         2,422,308               4,492,237
       Chase Vista shares........................................         4,328,389              45,113,970
                                                                    ---------------         ---------------
       Total increase (decrease).................................   (     6,989,489)        (    14,918,203)
Net assets:
   Beginning of period...........................................       153,594,069             168,512,272
                                                                    ---------------         ---------------
   End of period.................................................   $   146,604,580         $   153,594,069
                                                                    ===============         ===============

*  Designated as exempt-interest dividends for federal income tax purposes.







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies.

New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Chase Vista shares. The Class A and Chase Vista shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A, Class B and Chase Vista shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on February 9, 1996 and all Fund shares outstanding before February 9, 1996 were designated as Class A shares. The Chase Vista shares commenced on July 9, 1999. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Chase Vista shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect to the Class A and Chase Vista shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $38,304 paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $5,246.

3. Capital Stock.

At April 30, 2000, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $146,620,435. Transactions in capital stock, all at $1.00 per share, were as follows:

                                               Six Months Ended                         Year
Class A                                         April 30, 2000                          Ended
-------                                           (Unaudited)                     October 31, 1999
                                                   ---------                      ----------------
Sold...................................            153,102,889                        256,663,727
Issued on reinvestment of dividends....              1,236,366                          3,377,464
Redeemed...............................         (  168,079,357)                    (  324,565,601)
                                                 -------------                      -------------
Net increase (decrease)................         (   13,740,102)                    (   64,524,410)
                                                 =============                      =============

                                               Six Months Ended                         Year
Class B                                         April 30, 2000                          Ended
-------                                           (Unaudited)                     October 31, 1999
                                                   ---------                      ----------------
Sold...................................             23,030,937                         11,742,870
Issued on reinvestment of dividends....                106,126                             82,170
Redeemed...............................         (   20,714,755)                    (    7,332,803)
                                                 -------------                      -------------
Net increase (decrease)................              2,422,308                          4,492,237
                                                 =============                      =============

                                               Six Months Ended                     July 9, 1999
Chase Vista Shares                              April 30, 2000               (Commencement of Offering)
------------------                                (Unaudited)                     October 31, 1999
                                                   ---------                      ----------------
Sold...................................             53,242,478                         65,202,337
Issued on reinvestment of dividends....                598,084                            253,327
Redeemed...............................         (   49,512,173)                    (   20,341,694)
                                                 -------------                      -------------
Net increase (decrease)................              4,328,389                         45,113,970
                                                 =============                      =============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
4. Sales of Securities.

Accumulated undistributed net realized losses at April 30, 2000 amounted to $15,855. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire October 31, 2002 through October 31, 2004.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, is subject to the credit risk associated with the non-performance of such issuers. Approximately 37% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Financial Highlights.

                                                Six Months                            Year Ended
Class A                                           Ended                                October 31,
-------                                       April 30, 2000 -------------------------------------------------------------
                                                (Unaudited)     1999         1998         1997         1996         1995
                                                 ---------   ---------    ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............ $  1.00     $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                 --------    --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income........................    0.013       0.023        0.026        0.027        0.027        0.030
Less distributions:
   Dividends from net investment income......... (  0.013)   (  0.023)    (  0.026)    (  0.027)    (  0.027)    (  0.030)
                                                  -------     -------      -------      -------      -------      -------
Net asset value, end of period.................. $  1.00     $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                 ========    ========     ========     ========     ========     ========
Total Return....................................    1.33%**     2.30%        2.65%        2.70%        2.69%        3.08%
Ratios/Supplemental Data
Net assets, end of period (000)................. $  87,976   $ 101,715    $ 166,234    $ 217,529    $ 151,421    $ 130,128
Ratios to average net assets:
   Expenses.....................................    0.89%*+     0.86%+       0.84%+       0.86%+       0.78%+       0.72%
   Net investment income........................    2.65%*      2.27%        2.60%        2.66%        2.65%        3.02%
   Expense paid indirectly......................    0.01%*      0.00%        0.00%        0.00%        0.00%       --
   Management, administration & shareholder
     servicing fee waived ......................    0.00%*      0.00%        0.00%        0.00%        0.06%        0.18%

*  Annualized
** Unannualized
+  Includes expense offsets.




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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6. Financial Highlights. (Continued)

                                                                          Year Ended
                                              Six Months Ended            October 31,                  February 9, 1996
Class B                                        April 30, 2000 ---------------------------------- (Commencement of offering) to
-------                                         (Unaudited)     1999         1998         1997         October 31, 1996
                                                 ---------    --------     ---------    --------       ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............  $  1.00     $  1.00      $  1.00      $  1.00            $  1.00
                                                  --------    --------     --------     --------           --------
Income from investment operations:
  Net investment income.........................     0.014       0.025        0.028        0.029              0.020
Less distributions:
  Dividends from net investment income..........  (  0.014)   (  0.025)    (  0.028)    (  0.029)          (  0.020)
                                                   -------     -------      -------      -------            -------
Net asset value, end of period..................  $  1.00     $  1.00      $  1.00      $  1.00            $  1.00
                                                  ========    ========     ========     ========           ========
Total Return....................................     1.43%**     2.51%        2.86%        2.91%              2.77%*
Ratios/Supplemental Data
Net assets, end of period (000).................  $   9,192   $   6,770    $   2,278    $     315          $     366
Ratios to average net assets:
  Expenses......................................     0.69%*+     0.67%+       0.63%+       0.65%+             0.61%*+
  Net investment income.........................     2.88%*      2.48%        2.76%        2.88%              2.72%*
  Expenses paid indirectly......................     0.01%*      0.00%        0.00%        0.00%              0.00%*

                                                                                        July 9, 1999
                                                      Six Months Ended          (Commencement of Offering) to
Chase Vista Shares                                     April 30, 2000                    October 31,
------------------                                       (Unaudited)                        1999
                                                          ---------                       ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............           $  1.00                        $  1.00
                                                           --------                       --------
Income from investment operations:
  Net investment income.........................              0.013                          0.007
Less distributions:
  Dividends from net investment income..........           (  0.013)                      (  0.007)
                                                            -------                        -------
Net asset value, end of period..................           $  1.00                        $  1.00
                                                           ========                       ========
Total Return....................................              1.33%**                        0.72%**
Ratios/Supplemental Data
Net assets, end of period (000).................           $   49,437                     $  45,109
Ratios to average net assets:
  Expenses+.....................................              0.89%*                         0.86%*
  Net investment income.........................              2.65%*                         2.27%*
  Expenses paid indirectly......................              0.01%*                         0.00%*

*  Annualized
** Unannualized
+  Includes expenses paid indirectly.

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--------------------------------------------------------------------------------










                        NEW JERSEY
                        DAILY
                        MUNICIPAL
                        INCOME
                        FUND, INC.































                                                          Semi-Annual Report
                                                            April 30, 2000
                                                              (Unaudited)






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

--------------------------------------------------------------------------------








-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


  New Jersey Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


  Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


  Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105-1716


  Transfer Agent & Dividend
     Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







NJ400S

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